NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
NET INCOME PER SHARE
16.	NET INCOME PER SHARE

	For the years ended December 31,
	2011	2012	2013

Net income (numerator), basic and diluted	$41,000	$6,927	$24,408

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	58,934,912	59,011,396	59,111,594

Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	140,554	81,408	64,863

Total Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	59,075,466	59,092,804	59,176,457

Net income per share-basic	$0.70	$0.12	$0.41

Net income per share-diluted	$0.69	$0.12	$0.41

Out of all the outstanding stock options, 4,237,890, 644,790 and 4,025,390 stock options in 2011, 2012 and 2013, respectively, could potentially dilute net income per share in the future, but were excluded in the computation of diluted net income per share in those periods, as their exercise prices were above the average market values in such periods.